Acquisitions (Tables)	12 Months Ended
Dec. 31, 2011
Acquisitions
Schedule of final allocation of the purchase price

Total current assets	$244
Property and equipment	5
Goodwill	295
Investments and other assets	754
Total assets acquired	$1,298
Total current liabilities	$2,492
Other liabilities	259
Total liabilities assumed	$2,751
Net liabilities assumed	$1,453

Schedule of the calculation of the premium

Former LEI stockholder interest in the fair value of the net assets of DIRECTV	$16,054
Less: Fair value of net assets contributed by LEI, including 57% interest in DIRECTV Group	15,717
Premium	$337

Schedule of pro forma information

Year Ended
December 31, 2009
(Dollars in Millions)
Revenues	$21,753
Net income attributable to DIRECTV	1,113